Partnership's Calculation of Net Income Per Unit for Common and Subordinated Limited Partner Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Unit [Line Items]
Net income attributable to Access Midstream Partners, L.P.	$ 24,187	$ 50,228	$ 51,606	$ 52,366	$ 66,305	$ 48,173	$ 41,083	$ 38,776	$ 178,455		$ 194,337		$ 195,227
Less general partner interest in net income									(8,481)		(5,070)		(2,188)
Limited partner interest in net income									169,974		189,267		107,208
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									149,134,804		138,447,316
Common Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									89,019	[1]	94,896	[1]
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted									$ 1.11		$ 1.37
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									80,058,682		69,371,194
Subordinated Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									78,736		94,371
Net income per limited partner unit - basic and diluted
Net income per unit - basic and diluted									$ 1.14		$ 1.37
Weighted average limited partner units outstanding - basic and diluted
Weighted average limited partner units outstanding basic and diluted									69,076,122		69,076,122
Convertible Class B Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									1,038	[1]
Subordinated Class C Units
Earnings Per Unit [Line Items]
Limited partner interest in net income									$ 1,181	[1]

[1]	Adjusted to reflect amortization for the beneficial conversion feature.